Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2012 MBoe MBbls		Dec. 31, 2011 MBoe MBbls		Dec. 31, 2010 MBoe MBbls
Reserve Quantities [Line Items]
Balance at Beginning of period	156,260		149,282		141,874
Purchase of minerals in place	9		378		4,213
Sales of minerals in place	(3,795)		(3,544)		(1)
Extensions and discoveries	13,326		13,178		11,086
Revisions	(11,429)	[1]	4,564		(4,451)
Improved recoveries	842		1,057		4,611
Production	(9,118)		(8,655)		(8,050)
Balance at End of the period	146,095		156,260		149,282
Proved developed reserves	100,118		98,566		93,862
Proved developed reserves	94,927		100,118		98,566
Proved undeveloped reserves	56,142		50,716		48,012
Proved undeveloped reserves	51,169		56,142		50,716
Oil
Reserve Quantities [Line Items]
Balance at Beginning of period	100,380	[2]	93,412	[2]	89,469	[2]
Purchase of minerals in place			241	[2]	1,352	[2]
Sales of minerals in place	(2,694)	[2]	(2,355)	[2]
Extensions and discoveries	7,117	[2]	6,362	[2]	4,767	[2]
Revisions	3,410	[2]	6,711	[2]	(2,694)	[1],[2]
Improved recoveries	842	[2]	1,057	[2]	4,611	[2]
Production	(5,812)	[2]	(5,048)	[2]	(4,093)	[2]
Balance at End of the period	103,243	[2]	100,380	[2]	93,412	[2]
Proved developed reserves	62,450	[2]	55,607	[2]	55,861	[2]
Proved developed reserves	63,956	[2]	62,450	[2]	55,607	[2]
Proved undeveloped reserves	37,930	[2]	37,805	[2]	33,608	[2]
Proved undeveloped reserves	39,287	[2]	37,930	[2]	37,805	[2]
Natural Gas
Reserve Quantities [Line Items]
Balance at Beginning of period	335,280		335,220		314,430
Purchase of minerals in place	57		822		17,166
Sales of minerals in place	(6,608)		(7,134)		(6)
Extensions and discoveries	37,256		40,896		37,914
Revisions	(89,036)	[1]	(12,882)		(10,542)
Production	(19,834)		(21,642)		(23,742)
Balance at End of the period	257,115		335,280		335,220
Proved developed reserves	226,008		257,754		228,006
Proved developed reserves	185,826		226,008		257,754
Proved undeveloped reserves	109,272		77,466		86,424
Proved undeveloped reserves	71,289		109,272		77,466

[1]	The downward revision in our oil and natural gas reserves during 2012 was primarily due to a decrease in SEC pricing for oil from $96.19 as of December 31, 2011 to $94.71 as of December 31, 2012 and a decrease in our natural gas SEC pricing from $4.11 as of December 31, 2011 to $2.76 as of December 31, 2012. SEC pricing was computed using the 12-month unweighted average of the first-day-of-the-month commodity prices as required by SEC rules.
[2]	Includes natural gas liquids.